Post-employment Benefits - Fair value plan assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Plan assets measured at fair value
Post-employment benefit liability	$ 772,482	$ 733,049	$ 771,468
Plan assets
Plan assets measured at fair value
Post-employment benefit liability	(431,982)	(474,479)	$ (505,765)
Plan assets | Recurring basis
Plan assets measured at fair value
Mutual funds (fixed rate instruments)	25,095	23,703
Money market securities	207,910	238,556
Total investment assets	419,996	460,808
Cash management	11,986	13,671
Post-employment benefit liability	431,982	474,479
Plan assets | Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Mutual funds (fixed rate instruments)	25,095	23,703
Money market securities	207,910	238,556
Total investment assets	419,996	460,808
Post-employment benefit liability	419,996	460,808
Plan assets | Recurring basis | Trading equity securities - Common stock
Plan assets measured at fair value
Equity instruments	21,236	34,851
Plan assets | Recurring basis | Trading equity securities - Common stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Equity instruments	21,236	34,851
Plan assets | Recurring basis | Other equity securities
Plan assets measured at fair value
Equity instruments	165,755	163,698
Plan assets | Recurring basis | Other equity securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Equity instruments	$ 165,755	$ 163,698